BOARD OF DIRECTORS - Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors (Details) - Non-Executive Director - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Director Renumeration [Line Items]
Cash	$ 431	$ 399	$ 446
Share-Based Payment	244	234	288
Total	675	633	734
Dr. Richard Peters
Director Renumeration [Line Items]
Cash	26	0	0
Share-Based Payment	20	0	0
Total	46	0	0
Mr. Paul Sekhri
Director Renumeration [Line Items]
Cash	55	72	77
Share-Based Payment	32	42	55
Total	87	114	132
Ms. Deborah Jorn
Director Renumeration [Line Items]
Cash	55	55	64
Share-Based Payment	32	32	42
Total	87	87	106
Ms. Barbara Yanni
Director Renumeration [Line Items]
Cash	62	53	60
Share-Based Payment	32	32	36
Total	94	85	96
Dr. Mark Pykett
Director Renumeration [Line Items]
Cash	55	50	57
Share-Based Payment	32	32	36
Total	87	82	93
Ms. Jabine van der Meijs
Director Renumeration [Line Items]
Cash	62	57	47
Share-Based Payment	32	32	24
Total	94	89	71
Mr. Leonard Kruimer
Director Renumeration [Line Items]
Cash	58	57	47
Share-Based Payment	32	32	24
Total	90	89	71
Mr. Steven Baert
Director Renumeration [Line Items]
Cash	58	55	45
Share-Based Payment	32	32	24
Total	90	87	69
Mr. Barrie Ward
Director Renumeration [Line Items]
Cash	0	0	23
Share-Based Payment	0	0	20
Total	0	0	43
Mr. Juergen Ernst
Director Renumeration [Line Items]
Cash	0	0	0
Share-Based Payment	0	0	6
Total	0	0	6
Mr. Aad de Winter
Director Renumeration [Line Items]
Cash	0	0	26
Share-Based Payment	0	0	21
Total	$ 0	$ 0	$ 47